Debt - Schedule of Debt (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, Gross	$ 3,999,750,000	$ 3,683,250,000
Less: Unamortized discount and debt issuance costs	(58,947,000)	(61,308,000)
Long-term debt	3,940,803,000	3,621,942,000	$ 0
Senior secured term loan A facility
Debt Instrument [Line Items]
Senior secured term loan	277,500,000	292,500,000
Senior secured term loan B facility
Debt Instrument [Line Items]
Senior secured term loan	1,822,250,000	1,840,750,000
Senior secured revolving credit facility
Debt Instrument [Line Items]
Long-term debt	0	0
5.625% Senior Notes due 2024
Debt Instrument [Line Items]
Senior notes	1,050,000,000	1,050,000,000
Long-term debt, principal amount	$ 1,050,000,000	$ 1,050,000,000
Long-term debt, interest rate (as a percent)	5.625%	5.625%
4.50% Senior Notes due 2026
Debt Instrument [Line Items]
Senior notes	$ 500,000,000	$ 500,000,000
Long-term debt, principal amount	$ 500,000,000	$ 500,000,000
Long-term debt, interest rate (as a percent)	4.50%	4.50%
4.50% Senior Notes due 2028
Debt Instrument [Line Items]
Senior notes	$ 350,000,000	$ 0
Long-term debt, principal amount	$ 350,000,000
Long-term debt, interest rate (as a percent)	4.50%